ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable	$ 100,234	$ 248,456	$ 321,815
Real estate taxes payable	286,560	667,811	415,124
Accrued compensation, board fees and other	389,592	300,500	343,750
Interest payable	90,199	66,468	62,749
Accounts payable and accrued liabilities	$ 866,585	$ 1,283,235	$ 1,143,438